Contract Assets and Contract Liabilities	6 Months Ended
Jun. 30, 2026
Contract Assets and Contract Liabilities [Abstract]
CONTRACT ASSETS AND CONTRACT LIABILITIES
11	CONTRACT ASSETS AND CONTRACT LIABILITIES

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Contract Assets
Contract cost	285,872,146	340,581,147	83,526,952
Contract margin	41,836,852	44,237,939	10,849,280
Contract revenue recognized	327,708,998	384,819,086	94,376,232
Less: Bill to trade receivables	(286,591,376)	(297,775,569)	(73,028,956)
Contract assets carried forward	41,117,622	87,043,517	21,347,276
Add: Accrued revenue	322,413	305,903	75,022
Balance carried forward	41,440,035	87,349,420	21,422,298

Increase in contract assets	(8,892,446)	(45,909,385)	(11,259,199)
Increase in provision for impairment loss	2,668,908	—	—

Significant increase in contract assets for the period ended June 30, 2026 primarily due to a increase in unbilled revenue related to the satisfaction of performance obligation in excess of amounts billed to customers.